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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ];  Amendment Number:
   This Amendment (Check only one):       [ ]    is a restatement.
                                          [ ]    adds new holding entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:      Attractor Investment Management Inc.
Address:   1440 Chapin Avenue, Suite 201
           Burlingame, CA 94010

Form 13F File Number:   28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:      Harvey Allison
Title:     President
Phone:     (650) 685-8541

Signature, Place, and Date of Signing:

/s/ Harvey Allison          Burlingame, California          May 15, 2006


Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             0

Form 13F Information Table Entry Total:                                       12

Form 13F Information Table Value Total:                                  $156783
                                                                     (thousands)

List of Other Included Managers:                                        None


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                           FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2 COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7           COLUMN 8

                              TITLE OF            VALUE   SHRS OR    SH/   PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP    X($1000) PRN AMT    PRN   CALL  DISCRETION  MANAGERS    SOLE      SHARED     NONE
Akamai Technologies, Inc.       COM    00971T101    898     27300    SH            SOLE       N/A        27300

Apple Computer, Inc.            COM    037833100  10256    163528    SH            SOLE       N/A       163528

Arbinet-thexchange, Inc.        COM    03875P100   2343    318308    SH            SOLE       N/A       318308

Cisco Systems, Inc.             COM    17275R102   8859    408821    SH            SOLE       N/A       408821

eBay, Inc.                      COM    278642103   2224     57035    SH            SOLE       N/A        57035

Equinix, Inc.                   COM    29444U502   1753     27300    SH            SOLE       N/A        27300

Google Inc.                     COM    38259P508  16128     41355    SH            SOLE       N/A        41355

Kenexa Corporation              COM    488879107    471     15311    SH            SOLE       N/A        15311

Salesforce.com, Inc.            COM    79466L302  87087   2397103    SH            SOLE       N/A      2397103

Ultimate Software Group, Inc.   COM    90385D107    318     12300    SH            SOLE       N/A        12300

Verisign, Inc.                  COM    92343E102  15839    660253    SH            SOLE       N/A       660253

Yahoo, Inc.                     COM    984332106  10607    328795    SH            SOLE       N/A       328795


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